UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     London Company of Virginia
Address:  1801 Bayberry Court
          Suite 301
          Richmond, Virginia 23226

Form 13F File Number:  028-10665

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Carolyn Maloney
Title:    CCO
Phone:    (804) 775-0317

Signature, Place, and Date of Signing:

     /s/ Carolyn Maloney           Richmond, Virginia          November 8, 2011
     -------------------           ------------------          ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           78
                                         -----------

Form 13F Information Table Value Total:  $ 2,024,546
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1             COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
---------------------------- ------------- --------- ----------- -------------------- ---------- -------- --------------------------
                                                                                                               VOTING AUTHORITY
                               TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------------
       NAME OF ISSUER            CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
---------------------------- ------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ---------
ACTIVISION BLIZZARD INC      COM           00507V109         576      48,371 SH       Sole                   48,371                0
ADVENT SOFTWARE INC          COM           007974108      34,595   1,659,267 SH       Sole                1,471,237          188,030
ALBEMARLE CORP               COM           012653101      56,745   1,404,575 SH       Sole                1,269,336          135,239
ALEXANDER & BALDWIN INC      COM           014482103      74,054   2,027,205 SH       Sole                1,826,901          200,304
ALLEGHANY CORP DEL           COM           017175100      30,176     104,595 SH       Sole                   92,953           11,642
ALTRIA GROUP INC             COM           02209S103      16,434     612,977 SH       Sole                  595,536           17,441
AMERICAN EAGLE OUTFITTERS NE COM           02553E106      22,575   1,926,256 SH       Sole                1,713,775          212,481
ATWOOD OCEANICS INC          COM           050095108      69,213   2,014,353 SH       Sole                1,785,312          229,041
BERKSHIRE HATHAWAY INC DEL   CL B NEW      084670702      27,370     385,275 SH       Sole                  356,141           29,134
BERKSHIRE HATHAWAY INC DEL   CL A          084670108         214           2 SH       Sole                        2                0
BRISTOL MYERS SQUIBB CO      COM           110122108      11,292     359,839 SH       Sole                  346,112           13,727
BROWN FORMAN CORP            CL B          115637209       8,163     116,381 SH       Sole                  116,381                0
CABELAS INC                  COM           126804301      69,589   3,396,271 SH       Sole                2,977,265          419,006
CAPELLA EDUCATION COMPANY    COM           139594105      15,406     542,846 SH       Sole                  478,178           64,668
CARMAX INC                   COM           143130102       3,011     126,234 SH       Sole                  126,234                0
CHEVRON CORP NEW             COM           166764100      14,852     160,408 SH       Sole                  156,197            4,211
CISCO SYS INC                COM           17275R102      15,635   1,008,686 SH       Sole                  920,290           88,396
COCA COLA CO                 COM           191216100      17,722     262,318 SH       Sole                  248,163           14,155
CONOCOPHILLIPS               COM           20825C104      10,009     158,071 SH       Sole                  152,936            5,135
CORRECTIONS CORP AMER NEW    COM NEW       22025Y407      59,995   2,644,134 SH       Sole                2,346,451          297,683
CSX CORP                     COM           126408103       1,238      66,312 SH       Sole                   66,312                0
DELL INC                     COM           24702R101       3,251     229,891 SH       Sole                  177,354           52,537
DOMINION RES INC VA NEW      COM           25746U109      11,728     231,009 SH       Sole                  226,068            4,941
DUKE ENERGY CORP NEW         COM           26441C105       8,278     414,128 SH       Sole                  398,816           15,312
E M C CORP MASS              COM           268648102      14,818     705,943 SH       Sole                  705,738              205
EATON VANCE CORP             COM NON VTG   278265103      92,934   4,173,041 SH       Sole                3,726,290          446,751
ENERGIZER HLDGS INC          COM           29266R108      35,107     528,400 SH       Sole                  469,532           58,868
EXXON MOBIL CORP             COM           30231G102       2,580      35,518 SH       Sole                   35,218              300
FEDEX CORP                   COM           31428X106       4,328      63,941 SH       Sole                   63,941                0
FIRST INDUSTRIAL REALTY TRUS COM           32054K103      24,839   3,104,820 SH       Sole                2,778,729          326,091
HASBRO INC                   COM           418056107      15,436     473,379 SH       Sole                  422,092           51,287
HATTERAS FINL CORP           COM           41902R103      40,984   1,628,947 SH       Sole                1,448,902          180,045
HERSHEY CO                   COM           427866108      12,769     215,549 SH       Sole                  198,650           16,899
INTEL CORP                   COM           458140100      12,724     596,409 SH       Sole                  578,644           17,765
INTERNATIONAL BUSINESS MACHS COM           459200101      18,640     106,594 SH       Sole                  101,156            5,438
ISHARES TR                   RUSSELL 2000  464287655         254       3,951 SH       Sole                    3,951                0
ISHARES TR                   S&P 500 INDEX 464287200         240       2,108 SH       Sole                    2,108                0
JOHNSON & JOHNSON            COM           478160104      14,158     222,300 SH       Sole                  216,596            5,704
KAMAN CORP                   COM           483548103      42,762   1,535,446 SH       Sole                1,360,049          175,397
KINDER MORGAN MANAGEMENT LLC SHS           49455U100      49,617     845,416 SH       Sole                  744,165          101,251
KNOLL INC                    COM NEW       498904200      17,733   1,294,329 SH       Sole                1,146,045          148,284
KRAFT FOODS INC              CL A          50075N104       3,162      94,155 SH       Sole                   94,155                0
LOEWS CORP                   COM           540424108       1,053      30,489 SH       Sole                   30,489                0
LORILLARD INC                COM           544147101      13,915     125,702 SH       Sole                  111,768           13,934
LOWES COS INC                COM           548661107       5,008     258,924 SH       Sole                  247,981           10,943
M & T BK CORP                COM           55261F104         571       8,173 SH       Sole                    8,173                0
MARTIN MARIETTA MATLS INC    COM           573284106      25,339     400,807 SH       Sole                  354,940           45,867
MBIA INC                     COM           55262C100      41,384   5,692,390 SH       Sole                5,066,929          625,461
MEADWESTVACO CORP            COM           583334107      11,853     482,629 SH       Sole                  469,959           12,670
MERCK & CO INC NEW           COM           58933Y105         694      21,221 SH       Sole                   20,640              581
MICREL INC                   COM           594793101      50,286   5,310,039 SH       Sole                4,730,728          579,311
MICROSOFT CORP               COM           594918104      18,274     734,189 SH       Sole                  677,788           56,401
MONARCH FINANCIAL HOLDINGS I COM           60907Q100          91      14,045 SH       Sole                   14,045                0
MONTPELIER RE HOLDINGS LTD   SHS           G62185106      55,051   3,113,775 SH       Sole                2,784,032          329,743
NEWMARKET CORP               COM           651587107     103,339     680,444 SH       Sole                  604,002           76,442
NU SKIN ENTERPRISES INC      CL A          67018T105      75,136   1,854,293 SH       Sole                1,647,935          206,358
OLD DOMINION FGHT LINES INC  COM           679580100      58,760   2,028,315 SH       Sole                1,798,618          229,697
OWENS & MINOR INC NEW        COM           690732102      20,604     723,464 SH       Sole                  648,816           74,648
PAYCHEX INC                  COM           704326107       1,534      58,177 SH       Sole                   46,682           11,495
PFIZER INC                   COM           717081103      10,097     571,098 SH       Sole                  549,806           21,292
PHILIP MORRIS INTL INC       COM           718172109      11,753     188,406 SH       Sole                  184,045            4,361
PRICESMART INC               COM           741511109     108,326   1,738,222 SH       Sole                1,536,216          202,006
PROCTER & GAMBLE CO          COM           742718109         705      11,161 SH       Sole                   11,161                0
REYNOLDS AMERICAN INC        COM           761713106       3,289      87,764 SH       Sole                   80,180            7,584
SERVICE CORP INTL            COM           817565104      57,002   6,222,934 SH       Sole                5,524,392          698,542
STURM RUGER & CO INC         COM           864159108      41,551   1,599,357 SH       Sole                1,421,099          178,258
TEJON RANCH CO               COM           879080109      38,300   1,604,501 SH       Sole                1,427,206          177,295
TENET HEALTHCARE CORP        COM           88033G100      37,372   9,093,163 SH       Sole                8,070,973        1,022,190
TREDEGAR CORP                COM           894650100      43,498   2,933,071 SH       Sole                2,590,981          342,090
UDR INC                      COM           902653104      48,665   2,198,062 SH       Sole                1,988,832          209,230
UNITED PARCEL SERVICE INC    CL B          911312106         214       3,384 SH       Sole                    3,384                0
UNIVERSAL HEALTH RLTY INCM T SH BEN INT    91359E105         417      12,406 SH       Sole                   12,406                0
VALUECLICK INC               COM           92046N102      60,118   3,863,584 SH       Sole                3,434,870          428,714
VERIZON COMMUNICATIONS INC   COM           92343V104      15,062     409,300 SH       Sole                  398,275           11,025
VISA INC                     COM CL A      92826C839       9,209     107,427 SH       Sole                  107,401               26
WAL MART STORES INC          COM           931142103      11,744     226,283 SH       Sole                  220,192            6,091
WELLS FARGO & CO NEW         COM           949746101      14,702     609,554 SH       Sole                  575,844           33,710
WHITE MTNS INS GROUP LTD     COM           G9618E107      44,422     109,480 SH       Sole                   97,641           11,839